Notes Receivable and Accrued Interest (Details) - USD ($)	6 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2015	Dec. 31, 2014	Jun. 30, 2014
Notes Receivable and Accrued Interest (Textual)
Notes receivable, related parties				$ 25,000
Interest rate			18.00%	8.00%
Bad debt expense			$ 25,000
Loan to Love Garden Supply LLC			$ 20,000
Interest rate			4.00%
Interest on note			$ 50
Note receivable reserve percentage			100.00%
Note maturity date		Jul. 02, 2016	Jun. 30, 2015